Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Balance at beginning of year	$ (382)	$ (776)	$ (2,187)
Additions based on tax positions related to the current year	0	(92)	0
Reductions based on tax positions related to the current year	21	10	42
Additions for tax positions of prior years	(703)	(381)	(1,585)
Reductions for tax positions of prior years	131	857	2,043
Settlements	858	0	911
Balance at end of year	(75)	(382)	(776)
Total unrecognized tax benefit that would impact the Company's consolidated effective tax rate if recognized	108	448	240
Interest expense (income) related to income tax matters	(127)	21	(564)
Interest accrued related to income tax matters	13	140
Penalties accrued related to income tax matters	$ 0